Note 12 - Derivative Warrant Liabilities - Assumptions (Details)				12 Months Ended
	May 09, 2018 $ / shares	Dec. 27, 2017 $ / shares	Feb. 21, 2017 $ / shares	Mar. 31, 2019 CAD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Feb. 28, 2017 USD ($) $ / shares
Statement Line Items [Line Items]
Exercise price (in CAD per share) | (per share)	$ 1.31	$ 1.2625	$ 2.15
Warrant liabilities issued May 2018 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share) | (per share)				$ 1.31
Share price				$ 1.35
Risk-free interest				1.52%	1.52%
Estimated life (in years) (Year)				4 years 40 days	4 years 40 days
Expected volatility				94.58%	94.58%
Warrant liabilities issued December 27, 2017 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share) | $ / shares					$ 1.26		$ 1.26
Share price | $					$ 1.02		$ 1.02
Risk-free interest				2.23%	2.23%		2.56%
Estimated life (in years) (Year)				3 years 273 days	3 years 273 days		4 years 273 days
Expected volatility				107.57%	107.57%		95.15%
Warrant liabilities issued December 3, 2013 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share) | $ / shares							$ 1.50
Share price | $							$ 1.02
Risk-free interest							2.19%
Estimated life (in years) (Year)							248 days
Expected volatility							133.86%